Financial Risk Management (Financial Risk Factors, Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	¥ 1,548,000	¥ 1,547,600
Cash and cash equivalents	¥ 6,916,408	7,449,699	¥ 8,741,893	¥ 7,504,266
Foreign exchange risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of change in foreign exchange risk/interest rate risk with all other variables held constant	if US dollar had weakened/strengthened by 5% against RMB with all other variables held constant
Description of change in net profit	the Group's net profit for the year would have been RMB 2,401 thousands decreased/increased (31 December 2019: RMB 13,699 thousands increased/decreased in net profit) before considering the impact of foreign exchange option contracts as a result of foreign exchange gains/losses on translation of foreign currencies denominated trade receivables and payables
Foreign currencies weakened/strengthened rate against RMB	5.00%
Estimated change in net profit due to sensitivity analysis	¥ 2,401	13,699
Foreign exchange risk [member] | US dollar foreign exchange options [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount		40,754
Maturity period of foreign exchange option contracts entered	6 months
Cash flow and fair value interest rate risk [member] | Floating interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of change in foreign exchange risk/interest rate risk with all other variables held constant	if interest rates on the floating rate borrowings had risen/fallen by 50 basis points while all other variables had been held constant
Description of change in net profit	the Group's net profit would have decreased/increased by approximately RMB 180 thousands (31 December 2019: RMB 179 thousands), mainly as a result of higher/lower interest expense on floating rate borrowings
Estimated change in net profit due to sensitivity analysis	¥ 180	179
Borrowings	¥ 48,000	¥ 47,600
Short-term borrowings, percentage of total borrowing balance	3.00%	3.00%
Interest rates on the floating rate borrowings risen/fallen basis points	0.50%
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit facilities with several PRC financial institutions	¥ 32,516,787
Unused facilities	27,350,766
Cash and cash equivalents	6,916,408	¥ 7,449,699
Trade receivables (including trade receivables with related parties and those carried at FVOCI)	1,469,431	¥ 2,376,098
Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unused facilities	¥ 14,167,750